Income Taxes (Tables) - Mariadb Corporation Ab	12 Months Ended
Sep. 30, 2022
Income Taxes
Summary of components of loss before income tax

	Year Ended September 30,
	2022	2021

	(in thousands)
Domestic	$(11,785)	$(17,340)
Foreign	(36,785)	(8,018)
Loss before provision income tax expense	$(48,570)	$(25,358)

Summary of provision for income taxes charged to operations

	Year Ended September 30,
	2022	2021

	(in thousands)
Current tax expense
U.S. federal	$—	$—
State and local	13	1
Foreign	68	83
Total current	$81	$84
Deferred tax expense:
U.S. federal	$—	$—
State and local	—	—
Total deferred	—	—
Total income tax expense	$81	$84

Summary of reconciliation of the statutory federal rate and the effective rate

	Year Ended September 30,
	2022	2021
Tax computed at federal statutory rate	21.00%	21.00%
State income tax—net of federal benefit	(0.02)%	—%
Foreign rate differential	(16.05)%	(6.97)%
Change in valuation allowance	0.09%	(18.13)%
Stock-based compensation	—%	(0.12)%
Research and development tax credit	—%	8.86%
Other	(0.04)%	(0.35)%
Prior period net operating loss true-up adjustment	0.01%	(4.62)%
Transaction costs	1.58%	—%
Deferred adjustment true up	(6.74)%	—%
Income tax expense	(0.17)%	(0.33)%

Summary of net deferred taxes

	As of September 30,
	2022	2021

	(in thousands)
Deferred tax assets:
Net operating losses	$64,013	$55,516
Tax credit carryforwards	4,183	8,366
Allowances and reserves	36	62
Deferred revenue	473	673
Depreciation	17	92
Amortization	3,067	3,918
Accrued interest	—	1,428
Accrued payroll	619	508
Right-of-use assets	9	7
Other	29	3
Unrealized gain (loss)	(567)	—
Less: valuation allowance	(71,879)	(70,573)
Total deferred tax assets	$—	$—

Summary of rollforward of the valuation allowance

	Year Ended
	September 30,
	2022	2021

	(in thousands)
Beginning balance	$(70,573)	$(64,065)
Additions	(8,643)	(9,868)
Deductions	7,337	3,360
Ending balance	$(71,879)	$(70,573)